Group cash flow statement (Parenthetical) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from consolidated operations
Profit after tax for the year		$ 10,400	$ 6,972	$ 13,925
Adjustments for:
– Taxation		4,991	4,147	4,242
– Finance items		1,751	648	33
– Share of profit after tax of equity accounted units		(652)	(301)	(513)
– Net losses/(gains) on consolidation and disposal of interests in businesses		0	291	(4,622)
– Impairment charges of investments in equity accounted units after tax		339	0	0
– Impairment charges		904	3,487	132
– Depreciation and amortisation		4,279	4,384	4,015
– Provisions (including exchange differences on provisions)		894	753	1,011
Utilisation of provisions		(582)	(539)	(620)
Utilisation of provision for post-retirement benefits		(192)	(205)	(219)
Change in inventories		(281)	28	(587)
Change in receivables and other assets		(562)	163	(421)
Change in trade and other payables		558	(191)	476
Other items	[1]	(25)	68	(1,197)
Purchases of financial assets	[2]	5	43	1,572
Adjustments for derivative contracts transacted and not designated for hedge relationship				288
Adjustments to add back gain on sale of surplus land at Kitmat				549
Revaluation of a financial asset				167
Fixed Income Instruments [Member]
Adjustments for:
Purchases of financial assets		$ 58	$ 28	$ 1,600

[1]	In 2018 other items included adjustments to add back mark-to-market gains of US$288 million relating to derivative contracts transacted for operational purposes and not designated in a hedge relationship, a gain of US$549 million on the sale of surplus land at Kitimat and a gain of US$167 million on the revaluation of a financial asset arising from the disposal of the Mount Pleasant coal project in 2016.
[2]	In 2020, the Group received net proceeds of US$58 million (2019 and 2018 net purchase of US$28 million and US$1.6 billion respectively) from its sales and purchases of investments within a separately managed portfolio of fixed income instruments. Purchases and sales of these securities are reported on a net cash flow basis within “Sales of financial assets” or “Purchases of financial assets” depending on the overall net position at each reporting date.